Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2016
Certain risks and concentration [Abstract]
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries
	As of December 31,
(In thousands)	2015	2016
Current assets:
Cash and cash equivalents	32,461	40,393
Short-term investments	69,522	28,749
Accounts receivable, net	11,573	14,824
Due from related parties	30	1,083
Deferred tax assets	351	971
Inventories	480	374
Prepayments and other current assets	31,659	15,123
Total current assets	146,076	101,517
Non-current assets:
Equity method investments	9,884	25,479
Deferred tax assets	6,791	1,849
Property and equipment, net	17,991	20,059
Construction in progress	14	574
Intangible assets, net	14,297	11,083
Goodwill	21,896	20,497
Other long-term prepayments	7,430	1,187
Total non-current assets	78,303	80,728
Total assets	224,379	182,245
Current liabilities:
Accounts payable (note a)	33,262	44,162
Due to a related party	38	45
Deferred revenue and income, current portion	24,902	24,260
Income tax payable	2,407	2,253
Accrued liabilities and other payables (note b)	131,312	104,114
Total current liabilities	191,921	174,834
Non-current liabilities:
Deferred revenue and income, non-current portion	4,751	3,539
Total non-current liabilities	4,751	3,539
Total liabilities	196,672	178,373

Note a.	The balance included inter-companies balances with the Company and its subsidiaries of USD 11,626 thousand and USD 9,360 thousand as of December 31, 2015 and 2016, respectively.

Note b.	The balance included inter-companies balances with the Company and its subsidiaries of USD 105,872 thousand and USD 91,477 thousand as of December 31, 2015 and 2016, respectively.

	Years ended December 31,
(In thousands)	2014	2015	2016
Net revenue from continuing operations	132,515	129,198	156,192
Net income / (loss) attributable to Xunlei Limited	12,677	(6,408)	(32,402)

	Years ended December 31,
(In thousands)	2014	2015	2016
Net cash provided by operating activities	70,822	41,723	3,565
Net cash (used in)/provided by investing activities	(78,335)	(51,721)	1,859
Net cash provided by financing activities	856	1,055	2,508
	(6,657)	(8,943)	7,932